================================================================================

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464

--------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts  02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts  02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

--------------------------------------------------------------------------------

               Date of fiscal year end: April 30 and October 31*

--------------------------------------------------------------------------------

            Date of reporting period: July 1, 2010 - June 30, 2011**

--------------------------------------------------------------------------------

*MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end of October 31. The fiscal year end of the remaining series of the Registrant is April 30.

**The MFS Research Bond Fund J, a series of the Registrant, terminated as of 03/30/2011. The reporting period is 07/01/2010 - 03/30/2011.

ITEM 1. PROXY VOTING RECORD.

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02464
Reporting Period: 07/01/2010 - 06/30/2011
MFS Series Trust IX









================================ MFS BOND FUND =================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== MFS INFLATION - ADJUSTED BOND FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== MFS LIMITED MATURITY FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== MFS MUNICIPAL LIMITED MATURITY FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ MFS RESEARCH BOND FUND ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== MFS RESEARCH BOND FUND J ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title): MARIA F. DIORIODWYER*
                          -------------------------------------------------
                          Maria F. DiOrioDwyer, Principal Executive Officer

Date: August 12, 2011

*By (Signature and Title) /s/ Susan S. Newton
                          -------------------------------------------------
                          Susan S. Newton, as attorney-in-fact

----------
* Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.